UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment:    ; Amendment Number:
  This Amendment (Check only one.)      is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Grand-Jean Capital Management, Inc.
Address:  One Market - Steuart Tower
          Suite 2600
          San Francisco, CA  94105

Form 13F File Number:    28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Crystal Smolinski
Title:    Chief Compliance Officer
Phone:    (415) 512-8512

Signature, Place and Date of Signing:


Crystal Smolinski             San Francisco, CA        August 4,2007


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      59

Form 13F Information Table Value Total:      204,138 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

NAME OF ISSUER      TITLE                                                   VOTING
                    OF                    VALUE           SH/  INV.   OTH   AUTH
                    CLASS  CUSIP          X1000  SHARES   PRN  DISC.  ER
                                                                      MGR
                                                                            SOLE

Alliancebernstein   cs     011881G106     428    4915     SH   Sole         4915
Hldg
American Standard   cs     29712106       5653   95845    SH   Sole         95845
American Tower      cs     29912201       14138  336615   SH   Sole         336615
Corp
Amgen Incorporated  cs     31162100       221    4000     SH   Sole         4000
Apache              cs     37411105       223    2729     SH   Sole         2729
Arch Capital        cs     G0450A105      12481  172052   SH   Sole         172052
Avis Budget Group   cs     53774105       205    7200     SH   Sole         7200
Inc
Bank of America     cs     60505104       424    8678     SH   Sole         8678
Berkshire Hathaway  cs     84670207       3890   1079     SH   Sole         1079
B
Boardwalk Pipeline  cs     96627104       1011   28500    SH   Sole         28500
Partners
Brookdale Senior    cs     112463104      5693   124930   SH   Sole         124930
Living
Camden Property     cs     133131102      213    3178     SH   Sole         3178
Trust SBI
CapitalSource Inc   cs     14055X102      16844  685012   SH   Sole         685012
Chesapeake Energy   cs     165167107      10284  297214   SH   Sole         297214
Corp.
ChevronTexaco Corp  cs     166764100      353    4194     SH   Sole         4194
Cisco Systems Inc.  cs     17245R102      336    12078    SH   Sole         12078
Comcast Corp Cl A   cs     20030N200      12012  429600   SH   Sole         429600
Special New
ConocoPhillips      cs     20825C104      1004   12786    SH   Sole         12786
Crown Castle Int'l  cs     228227104      4272   117780   SH   Sole         117780
Corp
DCP Midstream       cs     23311P100      620    13300    SH   Sole         13300
Partners
DST Systems         cs     233326107      5351   67560    SH   Sole         67560
DTS Inc             cs     23335C101      5523   253680   SH   Sole         253680
Duke Energy Corp    cs     26441C105      190    10400    SH   Sole         10400
Emerson Electric    cs     291011104      276    5891     SH   Sole         5891
Co
Enterprise Prod     cs     293792107      763    24000    SH   Sole         24000
Partners LP
Exxon Mobil Corp    cs     30231G102      2011   23978    SH   Sole         23978
Fiduciary Claymor   cs     31647Q106      525    21564    SH   Sole         21564
MLP OPPty
First American      cs     318522307      6099   123215   SH   Sole         123215
Corp
Gastar Exploration  cs     367299104      2575   1256340  SH   Sole         1256340
Ltd
General Electric    cs     369604103      11837  309210   SH   Sole         309210
Gofish Corporation  cs     380411108      145    117806   SH   Sole         117806
Goldman Sachs       cs     3814G104       5215   24060    SH   Sole         24060
Group  Inc.
Hilton Hotels       cs     432848109      8473   253160   SH   Sole         253160
International       cs     459200101      298    2832     SH   Sole         2832
Business Machines
Istar Financial     cs     45031U101      248    5600     SH   Sole         5600
Inc
ITT Corp            cs     450911102      230    3372     SH   Sole         3372
Johnson & Johnson   cs     478160104      1126   18289    SH   Sole         18289
Common
Jp Morgan Chase     cs     46625H1005     445    9178     SH   Sole         9178
Magellan Midstream  cs     559080106      447    9600     SH   Sole         9600
Partners
Merrill Lynch & Co  cs     590188108      202    2418     SH   Sole         2418
Inc.
Microsoft Inc       cs     594918104      4595   155909   SH   Sole         155909
Penn West Energy    cs     707885109      1858   55670    SH   Sole         55670
Trust
Pepsico Inc         cs     713448108      520    8026     SH   Sole         8026
Plains All          cs     726503105      223    3500     SH   Sole         3500
American Pipeline
Presstek Inc        cs     741113104      5162   646051   SH   Sole         646051
Procter & Gamble    cs     742718109      618    10101    SH   Sole         10101
Co
Safeguard Hlth Ent  cs     786444208      550    141      SH   Sole         141
New
Schlumberger        cs     806857108      1104   13000    SH   Sole         13000
SunCor              cs     8672291066     8785   97693    SH   Sole         97693
Southern Union Co   cs     844030106      7778   238675   SH   Sole         238675
Strategic Gaming    cs     862718103      82     33000    SH   Sole         33000
Texas Industries    cs     882491103      9027   115130   SH   Sole         115130
Tyco Intl LTD New   cs     902124106      4479   132563   SH   Sole         132563
United              cs     913017109      200    2823     SH   Sole         2823
Technologies Corp
United Health       cs     91324P102      5699   111434   SH   Sole         111434
Group
Wells Fargo & Co.   cs     949746101      834    23716    SH   Sole         23716
Inc. Cl A New
White Mountains     cs     GN618E107      7903   13040    SH   Sole         13040
Insurance
William Partners    cs     46950F104      1182   24500    SH   Sole         24500
LTD
Williams Companies  cs     969457100      1255   39700    SH   Sole         39700


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